Leases (Details) - Schedule of Future Undiscounted Aggregate Minimum Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Undiscounted Aggregate Minimum Lease Payments [Abstract]
2024	$ 953,341
2025	821,807
2026	626,909
2027	277,752
2028
thereafter
Total undiscounted future minimum lease payments	2,679,809
Less: amount representing interest	175,646
Total present value of operating lease liabilities	2,504,163
Less: current portion of operating lease liabilities	861,087	$ 1,008,766
Non-current portion of operating lease liabilities	$ 1,643,076	$ 2,425,597